Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2017	2016
Exploration and evaluation assets at cost	2,305.1	2,080.7
Accumulated amortization	(1,670.2)	(1,582.6)
Net carrying amount	634.9	498.1

Reconciliation of movements during the year
Cost, beginning of year	2,080.7	1,961.0
Accumulated amortization, beginning of year	(1,582.6)	(1,420.3)
Net carrying amount, beginning of year	498.1	540.7

Net carrying amount, beginning of year	498.1	540.7
Acquisitions through business combinations, net	116.9	62.9
Additions	729.1	314.8
Dispositions	(12.9)	(0.4)
Transfers to property, plant and equipment	(541.4)	(238.3)
Amortization	(134.3)	(172.5)
Foreign exchange	(20.6)	(9.1)
Net carrying amount, end of year	634.9	498.1

($ millions)	2017	2016
Development and production assets	25,881.1	24,846.9
Corporate assets	106.4	102.4
Property, plant and equipment at cost	25,987.5	24,949.3
Accumulated depletion, depreciation and impairment	(11,925.1)	(10,774.4)
Net carrying amount	14,062.4	14,174.9

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	24,846.9	23,677.4
Accumulated depletion and impairment, beginning of year	(10,735.5)	(8,795.5)
Net carrying amount, beginning of year	14,111.4	14,881.9

Net carrying amount, beginning of year	14,111.4	14,881.9
Acquisitions through business combinations, net	220.2	218.2
Additions	1,211.8	909.5
Dispositions, net	(332.7)	(56.4)
Transfers from exploration and evaluation assets	541.4	238.3
Reclassified as assets held for sale	(26.4)	—
Depletion	(1,394.4)	(1,427.0)
Impairment	(203.6)	(611.4)
Foreign exchange	(123.7)	(41.7)
Net carrying amount, end of year	14,004.0	14,111.4

Cost, end of year	25,881.1	24,846.9
Accumulated depletion and impairment, end of year	(11,877.1)	(10,735.5)
Net carrying amount, end of year	14,004.0	14,111.4

Corporate assets
Cost, beginning of year	102.4	101.5
Accumulated depreciation, beginning of year	(38.9)	(29.7)
Net carrying amount, beginning of year	63.5	71.8

Net carrying amount, beginning of year	63.5	71.8
Additions	4.2	0.9
Depreciation	(9.1)	(9.2)
Foreign exchange	(0.2)	—
Net carrying amount, end of year	58.4	63.5

Cost, end of year	106.4	102.4
Accumulated depreciation, end of year	(48.0)	(38.9)
Net carrying amount, end of year	58.4	63.5

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2017:

	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	73.00	74.46	75.95	77.47	79.02	80.60	82.21	83.85
Exchange Rate ($US/$Cdn)	0.790	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	69.62	79.27	82.35	85.88	87.60	89.35	91.14	92.96	94.82	96.72	98.65
AECO ($Cdn/MMbtu) (1)	2.85	3.11	3.65	3.80	3.95	4.05	4.15	4.25	4.36	4.46	4.57

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2028 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2016:

	2017	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	71.40	72.83	74.28	75.77	77.29	78.83	80.41	82.02
Exchange Rate ($US/$Cdn)	0.780	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	70.51	79.27	82.35	84.00	85.68	87.39	89.14	90.93	92.74	94.60	96.49
AECO ($Cdn/MMbtu) (1)	3.44	3.27	3.22	3.91	4.00	4.10	4.19	4.29	4.40	4.50	4.61

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2027 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.

Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment and recovery for the year ended December 31, 2017 by CGU:

CGU ($ millions, except %)	Operating segment	Fair value less costs of disposal	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan (1)	Canada	6,946.2	10.25%	(281.7)	(206.1)
Southwest Saskatchewan (1)	Canada	2,412.6	10.25%	(164.1)	(120.0)
Southern Alberta (1)	Canada	1,217.9	11.00%	(109.6)	(80.2)
Northern U.S. (2)	U.S.	976.5	10.50%	87.9	54.6
Utah (2)	U.S.	1,482.4	10.25%	263.9	164.0
Total impairment (3)				(203.6)	(187.7)

(1)
At September 30, 2017, the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs exceeded their fair value less costs of disposal and impairments were recorded as a component of depletion, depreciation, amortization and impairment expense.

(2)
At September 30, 2017 the fair value less costs of disposal of the Northern U.S. and Utah CGUs exceeded their carrying amount and recoveries were recorded as a component of depletion, depreciation, amortization and impairment expense.

(3)
At December 31, 2017, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $1.74 billion and $144.2 million, respectively.

The following table summarizes the impairment and recovery for the year ended December 31, 2016 by CGU:

CGU ($ millions, except %)	Operating segment	Fair value less costs of disposal	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan	Canada	7,321.2	9.75%	(375.1)	(273.8)
Southwest Saskatchewan	Canada	2,498.7	9.75%	(355.2)	(259.3)
Northern Alberta	Canada	48.1	10.25%	10.3	7.5
Southern Alberta	Canada	1,339.1	10.25%	9.8	7.2
Northern U.S.	U.S.	622.6	10.00%	56.6	35.2
Utah	U.S.	938.9	9.75%	42.2	26.2
Total impairment (1)				(611.4)	(457.0)

(1)
At December 31, 2016, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $1.51 billion and $383.2 million, respectively.

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2017, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(559.4)	627.7	831.9	(839.6)
Southwest Saskatchewan	(209.6)	235.6	306.0	(305.7)
Southern Alberta	(114.3)	128.1	176.7	(175.8)
Northern U.S.	—	—	—	—
Utah	(103.6)	116.4	174.9	(173.6)
Increase (decrease)	(986.9)	1,107.8	1,489.5	(1,494.7)
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2016, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(605.4)	666.9	666.9	(891.9)
Southwest Saskatchewan	(222.6)	249.6	311.3	(321.7)
Northern Alberta	—	—	—	—
Southern Alberta	(134.0)	150.1	204.6	(209.7)
Northern U.S.	(58.2)	66.8	96.3	(99.8)
Utah	(76.4)	85.8	129.0	(127.9)
Increase (decrease)	(1,096.6)	1,219.2	1,408.1	(1,651.0)